Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Fibrocell Science, Inc.	Fibrocell Science, Inc.
Entity Central Index Key	0000357097	0000357097
Document Type	S-1	S-1
Document Period End Date	Sep. 30, 2012	Dec. 31, 2011
Amendment Flag	true	true
Amendment Description	Amendment No. 2 - Financials updated to include 3rd Quarter information	Amendment No. 2 - Financials updated to include 3rd Quarter information
Document Fiscal Year Focus	2012	2011
Document Fiscal Period Focus	Q2	FY
Current Fiscal Year End Date	--12-31	--12-31
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company